Average Annual Total Returns	12 Months Ended	60 Months Ended	76 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	0.77%
Performance Inception Date			Sep. 03, 2019
DoubleLine Securitized Credit ETF
Prospectus [Line Items]
Average Annual Return, Percent	6.49%	3.44%	1.94%
Performance Inception Date			Sep. 03, 2019
DoubleLine Securitized Credit ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.80%	0.95%	(0.35%)
Performance Inception Date			Sep. 03, 2019
DoubleLine Securitized Credit ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.80%	1.51%	0.45%
Performance Inception Date			Sep. 03, 2019